The Company and Summary of Significant Accounting Policies - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details)		3 Months Ended		9 Months Ended
	Oct. 23, 2025	Mar. 31, 2025 shares	Mar. 31, 2024 shares	Sep. 30, 2025 shares	Sep. 30, 2024 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		18,159,314	1,232,126	33,607,556	15,362,925
Subsequent Event
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stockholders' equity note, stock split, conversion ratio	3
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		9,421,526	140,688	30,269,843	7,963,212
Potential shares from Pre-Paid Advance
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		5,663,743	0	0	3,375,660
Merger consideration earnout shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		2,000,000	0	2,000,000	3,000,000
Potential shares from Cable Car Note
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)				0	250,000
Potential shares from convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		84,400	236,871	88,402	83,408
Options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)		739,645	416,603	1,249,311	690,645